Gain/(Loss) on Dissolution of Subsidiaries and Branches (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Gain/(Loss) on Dissolution of Subsidiaries and Branches [Abstract]
Gain/(loss) on dissolution of subsidiaries and branches	¥ 4,844	$ 693	¥ (8,820)	¥ 29,312